SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of supplier (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total net revenues were executed and cleared by one supplier | Concentration of supplier | Supplier
Concentration Risk [Line Items]
Concentration risk (in percent)	16.60%	24.30%	57.40%